Business Combination and Reverse Recapitalization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Combination and Reverse Recapitalization [Abstract]
Schedule of Shares of Common Stock Issued in Connection With the Business Combination

The number of shares of Common Stock issued in connection with the Business Combination and subsequent equity conversion was as follows:

Common Stock
Ordinary shares, outstanding prior to the Business Combination	508,589
Less: Redemption of ordinary shares	(2,000)
Ordinary shares held by ShoulderUp’s officers and directors, the Sponsor and each transferee of founder shares	6,698,333
Ordinary shares held by non-redemption share holders	1,345,001
Ordinary shares held by ShoulderUp bridge loan holder	482,500
Ordinary shares held by DLA Piper, LLP	150,000
Common Stock issued to holders of SEE ID Inc.	12,210,718
Common Stock issued to SEE ID SAFE note holders	2,909,057
Common Stock issued to StarUpNV	11,205
Common Stock issued to PIPE investors	3,323,536
Common Stock Upon the Business Combination	27,636,939

Schedule of Reconcile Elements of the Business Combination to the Company’s Condensed Consolidated Financial Statements

The following tables reconcile elements of the Business Combination to the Company’s condensed consolidated financial statements, and should be read in conjunction with the footnotes referenced above:

Recapitalization
Closing proceeds
Proceeds from Trust account	$5,577,304
Proceeds from PIPE investors	10,837,643
Proceeds from legacy ShoulderUp bank accounts	74,499
Closing disbursements
Less: Payment to purchase founder shares	(5,000,000)
Net cash proceeds from the Business Combination	$11,489,446
Noncash activities
Conversion of SAFE notes to equity	40,726,793
Conversion of short-term debt to equity	8,597,750
Transaction costs paid in shares	156,870
Less: Accrued taxes assumed from ShoulderUp	(3,913,668)
Less: Short-term debt assumed from ShoulderUp	(900,000)
Net equity impact of the Business Combination	$56,157,191
Par value of common stock issued	(1,543)
Total Impact of Business Combination on additional paid-in capital	$56,155,649

Schedule of Business Combination Loans

The table below summarizes the transaction:

Bridge Loans	Effective Date	Amount	Interest at closing	Payback in Cash	Payback in shares at $4/share	Shares
Bridge loan 1*	1/29/2025	$1,500,000	$150,000	$(193,500)	$1,456,500	364,125
Bridge loan 2*	4/9/2025	500,000	50,000	(50,000)	500,000	125,000
Bridge loan 3*	5/7/2025	500,000	50,000	(50,000)	500,000	125,000
Bridge loan 4	3/29/2025	100,000	10,000	(110,000)	-	-
Bridge loan 5	6/5/2025	250,000	20,000	(270,000)	-	-
Total		$2,850,000	$280,000	$(673,500)	$2,456,500	614,125

*	Bridge loans from this investor had an aggregate principal amount of $2,500,000. At the Closing of the Business Combination, the investor received a cash payment of $293,500, consisting of $250,000 in minimum 10% interest and $43,500 in principal repayment. In addition, the investor received 614,125 shares of Common Stock in exchange for $2,456,500 of combined principal and accrued interest, based on a per share price of $4.00.
In the event SEE ID is unable to repay these loans by the end of the term, the outstanding principal and accrued interest shall convert into shares of SEE ID at a discount of an additional 10%.
Effective Date	Loan Amount
January 29, 2025*	$1,500,000
March 29, 2025**	100,000
April 9, 2025*	500,000
May 7, 2025*	500,000
June 5, 2025***	250,000
$2,850,000

*	Bridge loans from this investor (who, as discussed below, is also a PIPE investor) had an aggregate principal amount of $2,500,000. At closing of the BCA (as defined in the Business Combination disclosure below) on June 18, 2025, the investor received a cash payment of $293,500, comprised of $250,000 of minimum 10% interest and $43,500 of principal repayment, and a number of shares equivalent to $2,456,500 at a per share price of $4.

**	Aggregate loan principal and minimum 10% interest totaling $110,000 was paid in cash at closing of the BCA on June 18, 2025.

***	Aggregate loan principal and minimum 8% interest totaling $270,000 was paid in cash at closing of the BCA on June 18, 2025.

Schedule of Business Combination Entered Into a Private Investment	The PIPE investment provided additional capital to support the Company’s post-closing operations and was consummated concurrently with the Closing of the Business Combination. Following table illustrates the breakdown of all PIPE investments.
PIPE	Effective Date	Amount	Shares
PIPE 1	6/16/2025	$2,814,500	703,625
PIPE 2	6/10/2025	1,000,000	250,000
PIPE 3	6/17/2025	7,023,143	1,755,786
Total PIPE		$10,837,643	2,709,411